GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Acquisition of Cybertech and Fizzback [Member]	Dec. 31, 2010 Acquisition of Orsus, Lamda and E-Glue [Member]	Feb. 07, 2012 Acquisition of Merced [Member]	Feb. 07, 2012 Acquisition of Merced [Member] Core Technology [Member]	Feb. 07, 2012 Acquisition of Merced [Member] Customer Relationships [Member]	Feb. 07, 2012 Acquisition of Merced [Member] Covenant Not to Compete [Member]	Feb. 07, 2012 Acquisition of Merced [Member] Backlog [Member]	Feb. 07, 2012 Acquisition of Merced [Member] Goodwill [Member]	Oct. 22, 2012 Acquisition of RedKite [Member]	Aug. 12, 2013 Acquisition Of Causata [Member]
Business Acquisition [Line Items]
Cash				$ 140,341	$ 59,766	$ 182,105						$ 9,017	$ 21,352
Goodwill from acquisitions	8,598	82,402		85,994	30,423							6,803	8,598
Customer relationships													2,001
Consideration transferred in acquisition						185,868						11,601	22,666
Recorded net tangible liabilities						29,314
Options and Restricted Share Units						3,763
Fair value of potential earn-out based on performance milestones												2,584	1,314
Maximum additional payment of earn-out												5,750	2,000
Intangibles				68,785	32,401
Technology												4,785	10,474
Additional payment					5,689
Acquisition costs	508	2,902	2,925
Amortization period of technology intangible assets												3 years
Amortization period							6 years	8 years	2 years 6 months	2 years			5 years
Intangible assets							$ 91,874	$ 32,310	$ 8,009	$ 7,390	$ 75,599